Other Liabilities - Summary of Other Non-Current Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Other Liabilities Disclosure [Abstract]
Derivative liability	₨ 251	$ 3.4	₨ 29
Provision for SAR to employees	1,122	15.0	201
Provision for gratuity	46	0.6	29
Provision for compensated absences	40	0.5	30
Total	₨ 1,459	$ 19.5	₨ 289